Note 7 - Deferred Charges, Net - Schedule of Deferred Charges, Net (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Balance, at beginning of the period	$ 15,429
Additions	11,168
Amortization	(3,358)
Balance, at end of the period	$ 23,239